Income Taxes - Components of Income from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Domestic, including Puerto Rico	$ 532	$ 288	$ 605
Foreign	990	877	868
Income From Continuing Operations Before Income Taxes	$ 1,522	$ 1,165	$ 1,472